Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders Equity - Plan 2024 movements (Table)

	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non-Vested RSUs	Grant – Date Fair Value per share
December 31, 2023	—	—	—	—	$—
Granted July 24,2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2024	—	—	—	—	$26.07
December 31, 2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2025	—	—	311,000	(311,000)	$26.07
December 31, 2025	625,000	(3,000)	311,000	311,000	$26.07